Derivative financial instruments and Short positions (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments and Short positions (Tables) [Abstract]
Portfolio Summary of Trading Derivative

Portfolio Summary of Trading Derivative and Used as Hedge

	2019	2018	2017

Assets
Swap Differentials Receivable	14,634,863	14,640,289	15,781,207
Option Premiums to Exercise	1,065,753	716,936	553,217
Forward Contracts and Others	4,745,101	3,006,221	928,464
Total	20,445,717	18,363,446	17,262,888

Liabilities
Swap Differentials Payable	16,458,397	15,952,283	14,643,016
Option Premiums Launched	1,699,729	563,787	385,183
Forward Contracts and Others	4,271,852	1,950,765	1,649,287
Total	22,429,978	18,466,835	16,677,486

Summary by Category
Summary by Category

Trading	2019		2018		2017

	Notional (1)	Fair Value (4)	Notional (1)	Fair Value (4)	Notional (1)	Fair Value (4)
Swap		(1,823,534)		(1,431,110)		1,108,760
Assets	282,164,189	147,010,930	177,233,869	44,487,274	202,081,214	57,294,179
CDI (Interbank Deposit Rates)	40,550,627	16,908,791	36,135,015	24,267,591	33,289,522	22,409,496
Fixed Interest Rate - Real	47,140,927	-	47,968,999	-	95,700,715	-
Indexed to Price and Interest Rates	2,388,118	-	2,581,215	-	5,592,892	-
Foreign Currency	192,084,517	130,102,139	90,495,240	20,219,683	67,493,635	34,884,683
Others	-	-	53,400	-	4,450	-
Liabilities	279,803,610	(148,834,464)	176,385,349	(45,918,384)	199,709,355	(56,185,419)
CDI (Interbank Deposit Rates)	24,353,405	-	11,801,600	-	16,664,176	-
Fixed Interest Rate - Real	67,937,624	(24,079,732)	88,317,044	(23,075,374)	114,055,076	(21,687,884)
Indexed to Price and Interest Rates	125,829,755	(123,445,067)	24,308,601	(21,775,017)	40,146,968	(34,107,210)
Foreign Currency	60,394,529	-	50,748,008	-	28,420,467	-
Others	1,288,297	(1,309,665)	1,210,096	(1,067,993)	422,668	(390,325)
Options	1,446,536,133	(1,222,465)	335,073,080	153,149	190,061,609	168,034
Purchased Position	678,089,904	381,706	149,076,796	716,936	87,503,833	553,217
Call Option - US Dollar	171,871	(281)	14,518,058	239,079	9,369,821	169,542
Put Option - US Dollar	1,456,975	4,355	8,893,620	90,736	5,130,392	42,389
Call Option - Other	98,154,363	818,664	3,118,344	131,297	1,953,481	59,220
Interbank Market	98,154,363	819,262	639,488	4,537	1,185,310	389
Others (2)	-	(598)	2,478,856	126,760	768,171	58,831
Put Option - Other	578,306,695	(441,032)	122,546,774	255,824	71,050,139	282,066
Interbank Market	578,306,695	(440,959)	121,782,816	217,726	70,295,282	257,943
Others (2)	-	(73)	763,958	38,098	754,857	24,123
Sold Position	768,446,229	(1,604,171)	185,996,284	(563,787)	102,557,776	(385,183)
Call Option - US Dollar	254,945	(1,472)	7,615,856	(101,034)	5,595,163	(117,059)
Put Option - US Dollar	263,994	(2,842)	12,160,912	(169,431)	5,919,598	(77,145)
Call Option - Other	174,166,802	(440,731)	31,679,919	(66,002)	19,880,180	(35,961)
Interbank Market	174,166,802	(440,959)	29,609,298	(13,195)	19,151,110	(515)
Others (2)	-	228	2,070,621	(52,807)	729,070	(35,446)
Put Option - Other	593,760,488	(1,159,126)	134,539,597	(227,320)	71,162,835	(155,018)
Interbank Market	593,760,488	(1,159,038)	133,703,672	(179,841)	70,494,622	(126,743)
Others (2)	-	(88)	835,925	(47,479)	668,213	(28,275)

Futures Contracts	433,873,180	-	289,508,200	-	161,725,596	-
Purchased Position	72,912,029	-	86,203,734	-	54,806,022	-
Exchange Coupon (DDI)	7,394,951	-	20,590,068	-	9,616,936	-
Interest Rates (DI1 and DIA)	55,430,519	-	32,690,685	-	26,456,303	-
Foreign Currency	9,978,419	-	32,456,813	-	16,733,437	-
Indexes (3)	-	-	466,168	-	1,780,311	-
Others	108,140	-	-	-	219,035	-
Sold Position	360,961,151	-	203,304,466	-	106,919,574	-
Exchange Coupon (DDI)	146,032,485	-	146,948,795	-	55,016,928	-
Interest Rates (DI1 and DIA)	196,170,105	-	54,160,203	-	51,135,994	-
Foreign Currency	17,305,604	-	1,992,574	-	745,849	-
Indexes (3)	290,254	-	202,894	-	20,803	-
Treasury Bonds/Notes	1,162,703	-	-	-	-	-
Forward Contracts and Others	169,401,317	473,249	90,910,841	1,055,456	47,823,561	(720,823)
Purchased Commitment	79,970,842	426,991	38,666,269	1,303,561	23,506,096	647,376
Currencies	79,969,759	426,986	38,095,625	1,250,706	21,525,220	618,007
Others	1,083	5	570,644	52,855	1,980,876	29,369
Sold Commitment	89,430,475	46,258	52,244,572	(248,105)	24,317,465	(1,368,199)
Currencies	89,426,698	46,170	51,958,529	(252,160)	22,096,104	(1,364,617)
Others	3,777	88	286,043	4,055	2,221,361	(3,582)

(1) Accrued notional.

(2) Includes options of index, mainly being options involving US treasury, shares and stock indexes.

(3) Includes Bovespa and S&P index.

(4) The balances of Swaps are disclosed netting the receivables and payables differentials per indexes. If the net balance is positive it is being disclosed on the asset side and if is negative on the liability side.

Derivatives Financial Instruments by Counterparty

a.2) Derivatives Financial Instruments by Counterparty

Notional				2019
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	66,976,262	38,784,704	176,403,223	282,164,189
Options	17,041,979	154,903	1,429,326,073	1,446,522,955
Futures Contracts	1,430,470	-	432,442,712	433,873,182
Forward Contracts and Others	47,199,547	118,612,607	3,589,163	169,401,317
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2018
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	34,296,821	32,669,900	110,267,148	177,233,869
Options	14,636,017	1,086,323	319,350,740	335,073,080
Futures Contracts	-	-	289,508,200	289,508,200
Forward Contracts and Others	39,024,978	48,641,894	3,243,969	90,910,841
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2017
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	32,912,721	19,599,395	149,569,098	202,081,214
Options	11,263,513	1,240,309	177,557,787	190,061,609
Futures Contracts	-	-	161,725,596	161,725,596
Forward Contracts and Others	25,470,287	18,816,991	3,536,283	47,823,561
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Derivatives Financial Instruments by Maturity

a.3) Derivatives Financial Instruments by Maturity

Notional	2019
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	58,298,876	106,268,113	117,597,200	282,164,189
Options	681,033,183	646,187,139	119,302,640	1,446,522,962
Futures Contracts	140,882,437	179,337,860	113,652,884	433,873,181
Forward Contracts and Others	91,779,011	50,070,366	27,551,940	169,401,317

Notional	2018
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	12,347,864	70,975,477	177,233,869	260,557,210
Options	63,376,042	220,982,952	335,073,080	619,432,074
Futures Contracts	67,578,078	62,708,213	159,221,909	289,508,200
Forward Contracts and Others	31,255,384	19,469,147	40,186,310	90,910,841

Notional	2017
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	20,705,247	51,021,102	130,354,865	202,081,214
Options	46,139,545	89,403,700	54,518,364	190,061,609
Futures Contracts	65,489,476	55,490,159	40,745,961	161,725,596
Forward Contracts and Others	25,015,557	14,250,495	8,557,509	47,823,561

Derivatives by Market Trading

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2019
			Total
"Swap"	150,179,790	131,984,399	282,164,189
Options	1,423,788,845	22,734,117	1,446,522,962
Futures Contracts	433,873,181	-	433,873,181
Forward Contracts and Others	42,651,980	126,749,337	169,401,317
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2018
			Total
"Swap"	39,880,578	137,353,291	177,233,869
Options	307,644,530	27,428,550	335,073,080
Futures Contracts	289,508,200	-	289,508,200
Forward Contracts and Others	323,413	90,587,428	90,910,841
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2017
			Total
"Swap"	67,112,505	134,968,709	202,081,214
Options	172,144,700	17,916,909	190,061,609
Futures Contracts	161,725,596	-	161,725,596
Forward Contracts and Others	395,212	47,428,349	47,823,561
(1) Includes trades with B3 S.A.

Composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity.

		2019		2018

	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit Swaps	2,435,880	-	1,959,128	416,541
Total	2,435,880	-	1,959,128	416,541

(*) In 2017, there was no CDS operations that the Bank was into.

During the period, there was no occurrence of credit event related to the events generated by the contracts

During the period, there was no occurrence of credit event related to the events generated by the contracts.

		2019		2018
	Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total
Per Instrument
CDS	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128
Per Risk Classification
Below Investment Grade	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128
Per Reference Entity
Brazilian Government	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128

Attributable to the type of risk being hedged

In fair value hedges, gains or losses, both on hedge instruments and on hedged items (attributable to the type of risk being protected) are recognized directly in the consolidated income statement.

		2019		2018		2017
Hedge Structure	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion
Fair Value Hedge
Government Bonds (LTN, NTN-F)	(2,853,807)	-	(1,381,156)	-	(388,446)	-
Eurobonds	-	-	-	-	-	-
LEA Government Bonds	(61,761)	-	(191,472)	-	(1,200)	-
Resolution 2,770	(94)	-	689	-	304	-
Trade Finance Off	(4,015)	-	(58,020)	-	(57,386)	-
Total	(2,919,677)	-	(1,629,959)	-	(446,728)	-

Hedge Instruments

						12/31/2019
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,249,742	101,264	3,351,005	3,555,326	662,773	4,218,099
Credit Operations Hedge	1,118,210	28,993	1,147,202	1,423,809	63,231	1,487,040
Hedge of Securities	2,131,532	72,271	2,203,802	2,131,517	599,542	2,731,059
Future Contracts	789,631	-	789,631	45,427,125	3,000,490	48,427,614
Hedge of Securities	789,631	-	789,631	45,427,125	3,000,490	48,427,614

						12/31/2018
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,908,082	140,447	4,048,529	3,921,249	65,014	3,986,263
Credit Operations Hedge	1,152,249	115,180	1,267,429	1,166,387	50,668	1,217,055
Hedge of Securities	2,755,833	25,267	2,781,100	2,754,862	14,346	2,769,208
Future Contracts	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730
Hedge of Securities	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730

						12/31/2017
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,027,723	108,626	3,136,349	3,049,206	77,623	3,126,829
Credit Operations Hedge	1,286,522	109,604	1,396,126	1,302,830	79,496	1,382,326
Hedge of Securities	1,741,201	(978)	1,740,223	1,746,376	(1,873)	1,744,503
Future Contracts	22,206,615	-	22,206,615	24,415,397	364,434	24,779,831
Hedge of Securities	22,206,615	-	22,206,615	24,415,397	364,434	24,779,831

(*) The Bank has market risk hedge strategies, the objects of which are assets in its portfolio, which is why we demonstrate the passive edge of the respective instruments. For structures whose instruments are futures, we show the balance of the calculated daily adjustment, recorded in a clearing account.

Hedge Structure - Cash Flow

In cash flow hedges, the effective portion of the variation in the value of the hedge instrument is temporarily recognized in equity under the caption “Other comprehensive income - cash flow hedges” (Note 26) until the anticipated transactions occur, when this portion is recognized in the consolidated income statement, except if the anticipated transactions result in the recognition of non-financial assets or liabilities, this portion will be included in the cost of the financial asset or liability. The non-effective portion of the variation in the value of foreign exchange hedge derivatives and the ineffective portion of the gains and losses on cash flow hedge instruments in an operation abroad is recognized directly in “Gains (losses) on financial assets and liabilities (net)” in the income statements.

		2019		2018		2017
Hedge Structure	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion
Cash Flow Hedge
Eurobonds	(6,074)	-	(8,925)	-	(25,576)	-
Trade Finance Off	139,852	-	(16,453)	(3,981)	(94,896)	9,267
Government Bonds (LFT)	503,665	-	331,922	-	129,995	-
Bancary Deposit Receipt - CDB	-	-	1,225	-	129,995	-
Total	637,443	-	307,769	(3,981)	139,518	9,267

Hedge Instruments / Hedge Object
				12/31/2019
			Hedge Instruments	Hedge Object
	Accrued	Adjustment to	Market	Accrued
Strategies	Cost	Market Value	Value	Cost
Swap Contracts	1,361,658	35,110	1,396,768	1,324,685
Credit Operations Hedge	435,872	(3,494)	432,378	399,831
Hedge of Securities	925,786	38,604	964,390	924,854
Future Contracts	54,460,972	-	54,460,972	7,726,566
Credit Operations Hedge (1)	50,975,253	-	50,975,253	4,506,878
Hedge of Securities	3,485,719	-	3,485,719	3,219,688

				12/31/2018
			Hedge Instruments	Hedge Object
	Accrued	Adjustment to	Market	Accrued
Strategies	Cost	Market Value	Value	Cost
Swap Contracts	2,227,004	(24,206)	2,202,798	2,423,678
Credit Operations Hedge	1,032,283	68,730	1,101,012	1,198,921
Hedge of Securities	1,194,721	(92,936)	1,101,786	1,224,757
Future Contracts	44,541,939	-	44,541,939	17,224,115
Credit Operations Hedge (1)	44,000,952	-	44,000,952	16,910,915
Hedge of Securities	540,987	-	540,987	313,200

(*) The Bank has cash flow hedge strategies, the objects of which are assets in its portfolio, which is why we have shown the liability side of the respective instruments. For structures whose instruments are futures, we show the notional's balance, recorded in a memorandum account.

Composed of government securities

The margin given in guarantee for transactions traded at B3 S.A. with its own and third party derivative financial instruments is composed of federal public securities.

	2019	2018	2017

Financial Treasury Letters - LFT	5,342,992	7,552,926	708,960
National Treasury Letters - LTN	1,086,556	3,392,886	4,371,286
National Treasury Notes - NTN	660,918	873,134	1,193,315
Total	7,090,466	11,818,946	6,273,561

b) Short Positions